DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 11.3%
Activision Blizzard, Inc.	12,960	$1,030,061
Alphabet, Inc., Class A*	5,081	8,914,106
Alphabet, Inc., Class C*	4,968	8,747,356
AT&T, Inc.	120,205	3,455,894
CenturyLink, Inc. (a)	17,116	178,862
Comcast Corp., Class A	76,927	3,864,813
Electronic Arts, Inc.*	4,906	626,742
Facebook, Inc., Class A*	40,663	11,262,431
Take-Two Interactive Software, Inc.*	1,928	348,023
Verizon Communications, Inc.	69,868	4,220,726

(Cost $37,276,825)		42,649,014

Consumer Discretionary - 12.3%
Amazon.com, Inc.*	7,201	22,813,056
Aptiv PLC	4,538	538,661
Best Buy Co., Inc.	3,856	419,533
BorgWarner, Inc.	4,145	161,033
eBay, Inc.	11,379	573,843
Gap, Inc.	3,490	73,150
General Motors Co.	21,227	930,592
Hanesbrands, Inc. (a)	6,082	86,364
Hasbro, Inc.	2,147	199,735
Hilton Worldwide Holdings, Inc.	4,698	486,854
Home Depot, Inc.	18,215	5,053,023
L Brands, Inc.	4,013	155,744
Las Vegas Sands Corp.	5,525	307,798
Leggett & Platt, Inc.	2,289	98,656
Lowe’s Cos., Inc.	12,779	1,991,224
McDonald’s Corp.	12,553	2,729,524
MGM Resorts International	6,903	195,010
Newell Brands, Inc.	6,170	131,174
NIKE, Inc., Class B	21,054	2,835,974
PulteGroup, Inc.	4,691	204,668
PVH Corp.	1,205	95,785
Ralph Lauren Corp.	765	65,599
Royal Caribbean Cruises Ltd.	2,860	225,397
Starbucks Corp.	19,785	1,939,326
Tapestry, Inc.	4,874	138,032
Target Corp.	8,469	1,520,440
Tiffany & Co.	1,898	249,549
TJX Cos., Inc.	20,203	1,283,092
Under Armour, Inc., Class A*	3,146	52,129
Under Armour, Inc., Class C*	2,981	43,374
VF Corp.	5,471	456,281
Whirlpool Corp.	1,100	214,071
Yum! Brands, Inc.	5,112	540,850

(Cost $39,210,994)		46,809,541

Consumer Staples - 6.4%
Archer-Daniels-Midland Co.	9,413	468,485
Brown-Forman Corp., Class B	3,121	251,740
Campbell Soup Co.	3,489	174,520
Coca-Cola Co.	65,230	3,365,868
Colgate-Palmolive Co.	14,454	1,237,841
Conagra Brands, Inc.	8,271	302,388
Constellation Brands, Inc., Class A	2,841	584,791
Costco Wholesale Corp.	7,436	2,913,202
General Mills, Inc.	10,474	637,029
Hershey Co.	2,553	377,563
Hormel Foods Corp.	4,579	216,037
J M Smucker Co.	1,928	225,962
Kellogg Co.	4,307	275,260
Kraft Heinz Co.	11,099	365,601
Kroger Co.	13,210	435,930
McCormick & Co., Inc.	2,128	397,893
Molson Coors Beverage Co., Class B	3,133	144,118
Mondelez International, Inc., Class A	24,159	1,387,934
PepsiCo, Inc.	23,427	3,378,876
Procter & Gamble Co.	42,071	5,842,400
Sysco Corp.	8,697	620,009
Tyson Foods, Inc., Class A	5,068	330,434
Walgreens Boots Alliance, Inc.	12,123	460,795

(Cost $22,625,861)		24,394,676

Energy - 2.3%
Apache Corp.	6,217	80,137
Baker Hughes Co.	11,123	208,223
Chevron Corp.	32,559	2,838,494
ConocoPhillips	18,342	725,609
Exxon Mobil Corp.	71,221	2,715,657
Halliburton Co.	15,430	255,984
Hess Corp.	4,625	218,207
Kinder Morgan, Inc.	33,318	479,113
Marathon Oil Corp.	12,941	76,611
Occidental Petroleum Corp.	14,405	227,023
ONEOK, Inc.	7,384	264,864
Schlumberger N.V.	23,469	487,920

(Cost $9,918,924)		8,577,842

Financials - 10.2%
Aflac, Inc.	11,210	492,455
Allstate Corp.	5,284	540,817
American Express Co.	11,135	1,320,500
American International Group, Inc.	14,766	567,605
Ameriprise Financial, Inc.	2,075	384,373
Aon PLC, Class A	3,853	789,441
Assurant, Inc.	942	121,631
Bank of America Corp.	128,612	3,621,714
Bank of New York Mellon Corp.	13,763	538,409
BlackRock, Inc.	2,387	1,666,961
Capital One Financial Corp.	7,779	666,194
Cboe Global Markets, Inc.	1,928	176,065
Charles Schwab Corp.	25,062	1,222,524
Chubb Ltd.	7,580	1,120,551
Citigroup, Inc.	35,221	1,939,620

CME Group, Inc.	6,108	1,069,083
Comerica, Inc.	2,353	115,768
Discover Financial Services	5,359	408,195
Franklin Resources, Inc.	4,875	107,201
Globe Life, Inc.	1,687	157,060
Goldman Sachs Group, Inc.	5,882	1,356,272
Hartford Financial Services Group, Inc.	6,082	268,824
Intercontinental Exchange, Inc.	9,647	1,017,855
Invesco Ltd. (a)	6,564	106,534
JPMorgan Chase & Co.	51,510	6,071,999
Lincoln National Corp.	3,071	145,013
MarketAxess Holdings, Inc.	656	353,702
Marsh & McLennan Cos., Inc.	8,575	983,038
MetLife, Inc.	13,234	611,014
Moody’s Corp.	2,779	784,623
Morgan Stanley	24,369	1,506,735
MSCI, Inc.	1,391	569,503
Nasdaq, Inc.	1,928	246,765
Northern Trust Corp.	3,615	336,629
PNC Financial Services Group, Inc.	7,262	1,002,664
Principal Financial Group, Inc.	4,338	215,989
Prudential Financial, Inc.	6,805	514,594
Raymond James Financial, Inc.	2,150	195,542
S&P Global, Inc.	4,069	1,431,393
State Street Corp.	6,087	429,012
Synchrony Financial	8,787	267,740
T. Rowe Price Group, Inc.	3,868	554,710
Travelers Cos., Inc.	4,328	561,125
Unum Group	3,374	75,004
Wells Fargo & Co.	69,734	1,907,225

(Cost $34,994,225)		38,539,671

Health Care - 13.7%
Abbott Laboratories	29,873	3,232,856
AbbVie, Inc.	29,840	3,120,667
Agilent Technologies, Inc.	5,198	607,646
Alexion Pharmaceuticals, Inc.*	3,629	443,137
AmerisourceBergen Corp.	2,428	250,351
Amgen, Inc.	9,915	2,201,527
Anthem, Inc.	4,256	1,325,829
Baxter International, Inc.	8,689	660,972
Becton Dickinson and Co.	4,908	1,152,595
Biogen, Inc.*	2,657	638,132
Boston Scientific Corp.*	24,035	796,760
Bristol-Myers Squibb Co.	38,063	2,375,131
Cardinal Health, Inc.	4,814	262,796
Cigna Corp.	6,210	1,298,760
CVS Health Corp.	22,087	1,497,278
Danaher Corp.	10,656	2,393,657
DaVita, Inc.*	1,374	150,934
Edwards Lifesciences Corp.*	10,458	877,322
Eli Lilly and Co.	13,452	1,959,284
Gilead Sciences, Inc.	21,176	1,284,748
Henry Schein, Inc.*	2,410	154,987
Humana, Inc.	2,233	894,361
IDEXX Laboratories, Inc.*	1,435	661,506
Illumina, Inc.*	2,434	783,967
Incyte Corp.*	3,108	262,750
Laboratory Corp. of America Holdings*	1,679	335,532
McKesson Corp.	2,764	497,271
Medtronic PLC	22,775	2,589,518
Merck & Co., Inc.	42,695	3,432,251
Mettler-Toledo International, Inc.*	427	491,067
PerkinElmer, Inc.	1,909	253,897
Perrigo Co. PLC	2,283	110,086
Pfizer, Inc.	93,764	3,592,099
Quest Diagnostics, Inc.	2,190	271,516
Regeneron Pharmaceuticals, Inc.*	1,762	909,245
Thermo Fisher Scientific, Inc.	6,688	3,109,786
UnitedHealth Group, Inc.	16,079	5,408,011
Varian Medical Systems, Inc.*	1,562	271,757
Vertex Pharmaceuticals, Inc.*	4,420	1,006,655
Waters Corp.*	1,014	235,258

(Cost $48,156,411)		51,801,902

Industrials - 7.4%
A O Smith Corp.	2,332	131,315
Alaska Air Group, Inc.	2,123	108,209
Allegion PLC	1,597	182,122
American Airlines Group, Inc. (a)	8,571	121,108
AMETEK, Inc.	3,959	469,260
Caterpillar, Inc.	9,203	1,597,549
Cintas Corp.	1,472	523,002
CSX Corp.	12,861	1,158,133
Cummins, Inc.	2,507	579,543
Deere & Co.	5,359	1,402,022
Delta Air Lines, Inc.	10,932	440,013
Dover Corp.	2,410	294,092
Eaton Corp. PLC	6,854	830,088
Emerson Electric Co.	10,173	781,490
Expeditors International of Washington, Inc.	2,892	258,458
Fastenal Co.	9,645	476,945
FedEx Corp.	4,073	1,167,240
Flowserve Corp. (a)	2,169	73,920
Fortive Corp.	5,702	399,881
Fortune Brands Home & Security, Inc.	2,355	196,642
General Electric Co.	147,052	1,496,989
Howmet Aerospace, Inc.	6,532	153,241
IDEX Corp.	1,275	246,266
IHS Markit Ltd.	6,176	614,265
Illinois Tool Works, Inc.	4,823	1,018,087
Johnson Controls International PLC	12,516	576,237
L3Harris Technologies, Inc.	3,722	714,587
Nielsen Holdings PLC	6,082	98,346
Norfolk Southern Corp.	4,283	1,015,157
PACCAR, Inc.	5,841	508,517

Parker-Hannifin Corp.	2,172	580,489
Pentair PLC	2,842	147,272
Republic Services, Inc.	3,615	349,643
Rockwell Automation, Inc.	1,963	501,664
Roper Technologies, Inc.	1,777	758,779
Snap-on, Inc.	964	169,519
Stanley Black & Decker, Inc.	2,631	484,920
Trane Technologies PLC	4,092	598,414
Union Pacific Corp.	11,440	2,334,675
United Parcel Service, Inc., Class B	12,020	2,056,261
United Rentals, Inc.*(a)	1,215	275,781
Verisk Analytics, Inc.	2,748	544,956
W.W. Grainger, Inc.	757	316,653
Waste Management, Inc.	6,650	792,215
Westinghouse Air Brake Technologies Corp.	3,122	228,843
Xylem, Inc.	3,114	298,851

(Cost $22,820,788)		28,071,659

Information Technology - 29.1%
Accenture PLC, Class A	10,736	2,674,230
Adobe, Inc.*	8,093	3,872,258
Advanced Micro Devices, Inc.*	19,887	1,842,729
Akamai Technologies, Inc.*	2,802	290,035
ANSYS, Inc.*	1,446	488,835
Apple, Inc.	271,929	32,373,148
Arista Networks, Inc.*	934	252,834
Autodesk, Inc.*	3,706	1,038,532
Cisco Systems, Inc.	71,337	3,068,918
Corning, Inc.	13,027	487,470
DXC Technology Co.	4,365	95,637
Hewlett Packard Enterprise Co.	22,038	243,300
HP, Inc.	23,219	509,193
Intel Corp.	71,758	3,469,499
Intuit, Inc.	4,446	1,565,081
Juniper Networks, Inc.	5,841	127,159
Keysight Technologies, Inc.*	3,133	376,085
KLA Corp.	2,651	667,973
Lam Research Corp.	2,444	1,106,301
Mastercard, Inc., Class A	14,936	5,026,113
Micron Technology, Inc.*	18,676	1,196,945
Microsoft Corp.	128,006	27,402,244
Motorola Solutions, Inc.	2,895	496,579
NortonLifeLock, Inc.	9,686	176,576
NVIDIA Corp.	10,434	5,593,250
QUALCOMM, Inc.	19,024	2,799,762
salesforce.com, Inc.*	15,379	3,780,158
Seagate Technology PLC	3,630	213,480
TE Connectivity Ltd.	5,606	638,916
Texas Instruments, Inc.	15,463	2,493,409
Visa, Inc., Class A	28,501	5,995,185
Xerox Holdings Corp.	3,133	68,581

(Cost $91,350,787)		110,430,415

Materials - 2.7%
Air Products and Chemicals, Inc.	3,741	1,048,004
Ball Corp.	5,600	537,656
CF Industries Holdings, Inc.	3,615	134,839
Corteva, Inc.	12,810	490,879
Eastman Chemical Co.	2,169	211,260
Ecolab, Inc.	4,222	937,917
FMC Corp.	2,169	251,626
Freeport-McMoRan, Inc.	24,917	582,809
International Flavors & Fragrances, Inc. (a)	1,845	206,824
International Paper Co.	6,710	332,011
Linde PLC	8,841	2,267,009
LyondellBasell Industries NV, Class A	4,338	369,164
Martin Marietta Materials, Inc.	1,101	292,459
Mosaic Co.	5,847	128,400
Newmont Corp.	13,479	792,835
Nucor Corp.	5,002	268,607
Packaging Corp. of America	1,608	209,040
PPG Industries, Inc.	4,044	593,538
Sealed Air Corp.	2,429	109,451
Vulcan Materials Co.	2,290	319,798
Westrock Co.	4,465	188,468

(Cost $8,636,568)		10,272,594

Real Estate - 2.5%
Alexandria Real Estate Equities, Inc. REIT	1,959	320,747
American Tower Corp. REIT	7,543	1,743,942
Apartment Investment and Management Co., Class A REIT*	2,928	88,865
AvalonBay Communities, Inc. REIT	2,403	400,316
Boston Properties, Inc. REIT	2,412	236,762
CBRE Group, Inc., Class A*	5,763	352,350
Digital Realty Trust, Inc. REIT	4,580	617,155
Duke Realty Corp. REIT	6,319	240,501
Equinix, Inc. REIT	1,487	1,037,614
Equity Residential REIT	5,882	340,686
Essex Property Trust, Inc. REIT	1,139	280,057
Healthpeak Properties, Inc. REIT	9,040	260,894
Host Hotels & Resorts, Inc. REIT	12,100	169,763
Iron Mountain, Inc. REIT (a)	4,938	135,795
Kimco Realty Corp. REIT	6,805	98,264
Prologis, Inc. REIT	12,498	1,250,425
Regency Centers Corp. REIT	2,650	120,787
Simon Property Group, Inc. REIT	5,248	433,327
SL Green Realty Corp. REIT (a)	1,225	70,928
UDR, Inc. REIT	5,037	193,773
Ventas, Inc. REIT	6,360	304,708
Vornado Realty Trust REIT (a)	2,640	102,722
Welltower, Inc. REIT	7,041	443,442
Weyerhaeuser Co. REIT	12,779	371,102

(Cost $9,758,124)		9,614,925

Utilities - 1.8%
American Water Works Co., Inc.	3,095	474,711
Atmos Energy Corp.	1,956	187,561

CenterPoint Energy, Inc.	9,058	210,055
Consolidated Edison, Inc.	5,527	421,433
Edison International	6,243	383,070
Entergy Corp.	3,348	364,430
Eversource Energy	5,876	514,209
Exelon Corp.	16,654	683,980
NextEra Energy, Inc.	33,166	2,440,686
Public Service Enterprise Group, Inc.	8,707	507,444
Sempra Energy	4,900	624,652

(Cost $6,372,473)		6,812,231

TOTAL COMMON STOCKS (Cost $331,121,980)		377,974,470

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c) (Cost $125,221)	125,221	125,221

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $724,280)	724,280	724,280

TOTAL INVESTMENTS - 99.9% (Cost $331,971,481)		$378,823,971
Other assets and liabilities, net - 0.1%		422,809

NET ASSETS - 100.0%		$379,246,780

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c)
84,196	41,025	(d)	—	—	—	7	—	125,221	125,221
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
344,797	2,065,542		(1,686,059)	—	—	51	—	724,280	724,280

428,993	2,106,567		(1,686,059)	—	—	58	—	849,501	849,501

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $715,841, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $621,827.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

REIT:	Real Estate Investment Trust

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
E-Mini S&P 500 ESG Futures	USD	8	$1,191,660	$1,236,080	12/18/2020	$44,420

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2020.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$377,974,470	$—	$—	$377,974,470
Short-Term Investments (f)	849,501	—	—	849,501
Derivatives (g)
Futures Contracts	44,420	—	—	44,420

TOTAL	$378,868,391	$—	$—	$378,868,391

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.